Subsequent Events - Summary of Subsequent Events (Details) $ in Thousands, $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 KRW (₩)
Disclosure of non-adjusting events after reporting period [line items]
Amounts issued for the subsequent period		₩ 11,588,197			₩ 9,188,152
Long-term borrowing (Mid- to long-term CP)
Disclosure of non-adjusting events after reporting period [line items]
Company name	[1]	Korea Electric Power Corporation
Issue date	[1]	Feb. 11, 2025
Maturity	[1]	2030.02.11
Interest rate basis	[1]	3M CD
Adjustment to interest rate basis	[1]	0.57%	0.57%	0.57%
Amounts issued for the subsequent period	[1]	₩ 200,000
Long-term borrowing (Mid- to long-term CP)
Disclosure of non-adjusting events after reporting period [line items]
Company name	[1]	Korea Electric Power Corporation
Issue date	[1]	Feb. 27, 2025
Maturity	[1]	2030.02.27
Interest rate basis	[1]	3M CD
Adjustment to interest rate basis	[1]	0.62%	0.62%	0.62%
Amounts issued for the subsequent period	[1]	₩ 200,000
Long-term borrowing (Mid- to long-term CP)
Disclosure of non-adjusting events after reporting period [line items]
Company name	[1]	Korea Electric Power Corporation
Issue date	[1]	Apr. 24, 2025
Maturity	[1]	2030.04.24
Interest rate basis	[1]	3M CD
Adjustment to interest rate basis	[1]	0.50%	0.50%	0.50%
Amounts issued for the subsequent period	[1]	₩ 200,000
63-2 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea South-East Power Co., Ltd.
Issue date		Jan. 24, 2025
Maturity		2028.01.24
Interest rate (%)		2.85%	2.85%	2.85%
Amounts issued for the subsequent period		₩ 110,000
63-3 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea South-East Power Co., Ltd.
Issue date		Jan. 24, 2025
Maturity		2030.01.24
Interest rate (%)		2.95%	2.95%	2.95%
Amounts issued for the subsequent period		₩ 40,000
64-1 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea South-East Power Co., Ltd.
Issue date		Feb. 18, 2025
Maturity		2027.02.18
Interest rate (%)		2.87%	2.87%	2.87%
Amounts issued for the subsequent period		₩ 70,000
64-2 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea South-East Power Co., Ltd.
Issue date		Feb. 18, 2025
Maturity		2028.02.18
Interest rate (%)		2.88%	2.88%	2.88%
Amounts issued for the subsequent period		₩ 60,000
65-1 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Western Power Co., Ltd.
Issue date		Mar. 12, 2025
Maturity		2027.03.12
Interest rate (%)		2.85%	2.85%	2.85%
Amounts issued for the subsequent period		₩ 180,000
65-2 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Western Power Co., Ltd.
Issue date		Mar. 12, 2025
Maturity		2028.03.10
Interest rate (%)		2.88%	2.88%	2.88%
Amounts issued for the subsequent period		₩ 60,000
65-3 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Western Power Co., Ltd.
Issue date		Mar. 12, 2025
Maturity		2030.03.12
Interest rate (%)		2.96%	2.96%	2.96%
Amounts issued for the subsequent period		₩ 10,000
51-1 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea East-West Power Co., Ltd.
Issue date		Apr. 17, 2025
Maturity		2026.04.17
Interest rate (%)		2.52%	2.52%	2.52%
Amounts issued for the subsequent period		₩ 180,000
51-2 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea East-West Power Co., Ltd.
Issue date		Apr. 17, 2025
Maturity		2028.04.17
Interest rate (%)		2.70%	2.70%	2.70%
Amounts issued for the subsequent period		₩ 100,000
52-1 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea East-West Power Co., Ltd.
Issue date		Apr. 28, 2025
Maturity		2027.04.28
Interest rate (%)		2.61%	2.61%	2.61%
Amounts issued for the subsequent period		₩ 160,000
52-2 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea East-West Power Co., Ltd.
Issue date		Apr. 28, 2025
Maturity		2028.04.28
Interest rate (%)		2.69%	2.69%	2.69%
Amounts issued for the subsequent period		₩ 100,000
77-1 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Southern Power Co., Ltd
Issue date		Jan. 21, 2025
Maturity		2028.01.21
Interest rate (%)		2.91%	2.91%	2.91%
Amounts issued for the subsequent period		₩ 60,000
78-1 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Southern Power Co., Ltd
Issue date		Apr. 22, 2025
Maturity		2027.04.22
Interest rate (%)		2.56%	2.56%	2.56%
Amounts issued for the subsequent period		₩ 140,000
78-2 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Southern Power Co., Ltd
Issue date		Apr. 22, 2025
Maturity		2028.04.21
Interest rate (%)		2.68%	2.68%	2.68%
Amounts issued for the subsequent period		₩ 70,000
78-3 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Southern Power Co., Ltd
Issue date		Apr. 22, 2025
Maturity		2030.04.22
Interest rate (%)		2.74%	2.74%	2.74%
Amounts issued for the subsequent period		₩ 10,000
1451 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Jan. 06, 2025
Maturity		2027.01.06
Interest rate (%)		2.88%	2.88%	2.88%
Amounts issued for the subsequent period		₩ 200,000
1452 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Jan. 06, 2025
Maturity		2028.01.06
Interest rate (%)		2.86%	2.86%	2.86%
Amounts issued for the subsequent period		₩ 200,000
1453 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Jan. 06, 2025
Maturity		2030.01.06
Interest rate (%)		2.99%	2.99%	2.99%
Amounts issued for the subsequent period		₩ 100,000
1454 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Jan. 14, 2025
Maturity		2027.01.14
Interest rate (%)		2.87%	2.87%	2.87%
Amounts issued for the subsequent period		₩ 200,000
1455 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Jan. 14, 2025
Maturity		2028.01.14
Interest rate (%)		2.92%	2.92%	2.92%
Amounts issued for the subsequent period		₩ 200,000
1456 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Jan. 14, 2025
Maturity		2030.01.14
Interest rate (%)		3.03%	3.03%	3.03%
Amounts issued for the subsequent period		₩ 100,000
1457 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Jan. 22, 2025
Maturity		2027.01.22
Interest rate (%)		2.84%	2.84%	2.84%
Amounts issued for the subsequent period		₩ 200,000
1458 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Jan. 22, 2025
Maturity		2028.01.22
Interest rate (%)		2.89%	2.89%	2.89%
Amounts issued for the subsequent period		₩ 200,000
1459 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Jan. 22, 2025
Maturity		2030.01.22
Interest rate (%)		2.99%	2.99%	2.99%
Amounts issued for the subsequent period		₩ 100,000
1460 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Feb. 06, 2025
Maturity		2027.02.06
Interest rate (%)		2.88%	2.88%	2.88%
Amounts issued for the subsequent period		₩ 190,000
1461 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Feb. 06, 2025
Maturity		2028.02.06
Interest rate (%)		2.86%	2.86%	2.86%
Amounts issued for the subsequent period		₩ 300,000
1462 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Feb. 06, 2025
Maturity		2030.02.06
Interest rate (%)		2.92%	2.92%	2.92%
Amounts issued for the subsequent period		₩ 210,000
1463 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Feb. 12, 2025
Maturity		2027.02.12
Interest rate (%)		2.90%	2.90%	2.90%
Amounts issued for the subsequent period		₩ 300,000
1464 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Feb. 12, 2025
Maturity		2028.02.12
Interest rate (%)		2.92%	2.92%	2.92%
Amounts issued for the subsequent period		₩ 200,000
1465 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Feb. 12, 2025
Maturity		2030.02.12
Interest rate (%)		3.00%	3.00%	3.00%
Amounts issued for the subsequent period		₩ 200,000
1466 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Feb. 17, 2025
Maturity		2028.02.17
Interest rate (%)		2.89%	2.89%	2.89%
Amounts issued for the subsequent period		₩ 200,000
1467 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Feb. 17, 2025
Maturity		2030.02.17
Interest rate (%)		2.98%	2.98%	2.98%
Amounts issued for the subsequent period		₩ 100,000
1468 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Feb. 24, 2025
Maturity		2027.02.24
Interest rate (%)		2.86%	2.86%	2.86%
Amounts issued for the subsequent period		₩ 300,000
1469 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Feb. 24, 2025
Maturity		2028.02.24
Interest rate (%)		2.88%	2.88%	2.88%
Amounts issued for the subsequent period		₩ 300,000
1470 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Feb. 24, 2025
Maturity		2030.02.24
Interest rate (%)		2.98%	2.98%	2.98%
Amounts issued for the subsequent period		₩ 100,000
1471 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Mar. 06, 2025
Maturity		2027.03.05
Interest rate (%)		2.90%	2.90%	2.90%
Amounts issued for the subsequent period		₩ 200,000
1472 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Mar. 06, 2025
Maturity		2028.03.06
Interest rate (%)		2.90%	2.90%	2.90%
Amounts issued for the subsequent period		₩ 200,000
1473 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Mar. 06, 2025
Maturity		2030.03.06
Interest rate (%)		2.97%	2.97%	2.97%
Amounts issued for the subsequent period		₩ 100,000
FY25 Global 16th
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Feb. 13, 2025
Maturity		2028.02.13
Interest rate (%)		4.75%	4.75%	4.75%
Amounts issued for the subsequent period | $			$ 400,000
1474 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Mar. 12, 2025
Maturity		2027.03.12
Interest rate (%)		2.86%	2.86%	2.86%
Amounts issued for the subsequent period		₩ 220,000
1475 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Mar. 12, 2025
Maturity		2028.03.10
Interest rate (%)		2.88%	2.88%	2.88%
Amounts issued for the subsequent period		₩ 180,000
1476 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Mar. 12, 2025
Maturity		2030.03.12
Interest rate (%)		2.969%	2.969%	2.969%
Amounts issued for the subsequent period		₩ 100,000
1477 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Mar. 17, 2025
Maturity		2027.03.17
Interest rate (%)		2.88%	2.88%	2.88%
Amounts issued for the subsequent period		₩ 200,000
1478 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Mar. 17, 2025
Maturity		2028.03.17
Interest rate (%)		2.915%	2.915%	2.915%
Amounts issued for the subsequent period		₩ 200,000
1479 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Mar. 17, 2025
Maturity		2030.03.15
Interest rate (%)		2.97%	2.97%	2.97%
Amounts issued for the subsequent period		₩ 100,000
1480 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Mar. 27, 2025
Maturity		2027.03.26
Interest rate (%)		2.875%	2.875%	2.875%
Amounts issued for the subsequent period		₩ 100,000
1481 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Mar. 27, 2025
Maturity		2028.03.27
Interest rate (%)		2.905%	2.905%	2.905%
Amounts issued for the subsequent period		₩ 190,000
1482 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Mar. 27, 2025
Maturity		2030.03.27
Interest rate (%)		3.00%	3.00%	3.00%
Amounts issued for the subsequent period		₩ 210,000
1483 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Apr. 03, 2025
Maturity		2027.04.02
Interest rate (%)		2.79%	2.79%	2.79%
Amounts issued for the subsequent period		₩ 300,000
1484 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Apr. 03, 2025
Maturity		2028.04.03
Interest rate (%)		2.815%	2.815%	2.815%
Amounts issued for the subsequent period		₩ 200,000
1485 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Apr. 03, 2025
Maturity		2030.04.03
Interest rate (%)		2.89%	2.89%	2.89%
Amounts issued for the subsequent period		₩ 100,000
1486 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Apr. 11, 2025
Maturity		2027.04.09
Interest rate (%)		2.675%	2.675%	2.675%
Amounts issued for the subsequent period		₩ 200,000
1487 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Apr. 11, 2025
Maturity		2028.04.11
Interest rate (%)		2.72%	2.72%	2.72%
Amounts issued for the subsequent period		₩ 200,000
1488 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Apr. 11, 2025
Maturity		2030.04.11
Interest rate (%)		2.798%	2.798%	2.798%
Amounts issued for the subsequent period		₩ 100,000
1489 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Apr. 16, 2025
Maturity		2027.04.16
Interest rate (%)		2.629%	2.629%	2.629%
Amounts issued for the subsequent period		₩ 190,000
1490 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Apr. 16, 2025
Maturity		2028.04.14
Interest rate (%)		2.67%	2.67%	2.67%
Amounts issued for the subsequent period		₩ 200,000
1491 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Apr. 16, 2025
Maturity		2030.04.16
Interest rate (%)		2.757%	2.757%	2.757%
Amounts issued for the subsequent period		₩ 110,000
81 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Hydro & Nuclear Power Co., Ltd.
Issue date		Feb. 10, 2025
Maturity		2030.02.10
Interest rate (%)		2.96%	2.96%	2.96%
Amounts issued for the subsequent period		₩ 60,000
4 Foreign currency private placement bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Hydro & Nuclear Power Co., Ltd.
Issue date		Mar. 05, 2025
Maturity		2028.03.05
Interest rate (%)		4.10%	4.10%	4.10%
Amounts issued for the subsequent period | $				$ 1,166,000
63-1 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea South-East Power Co., Ltd.
Issue date		Jan. 24, 2025
Maturity		2027.01.22
Interest rate (%)		2.82%	2.82%	2.82%
Amounts issued for the subsequent period		₩ 140,000
64-1 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Western Power Co., Ltd.
Issue date		Feb. 13, 2025
Maturity		2027.02.12
Interest rate (%)		2.89%	2.89%	2.89%
Amounts issued for the subsequent period		₩ 140,000
64-2 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Western Power Co., Ltd.
Issue date		Feb. 13, 2025
Maturity		2028.02.11
Interest rate (%)		2.93%	2.93%	2.93%
Amounts issued for the subsequent period		₩ 100,000
64-3 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Western Power Co., Ltd.
Issue date		Feb. 13, 2025
Maturity		2030.02.13
Interest rate (%)		3.04%	3.04%	3.04%
Amounts issued for the subsequent period		₩ 20,000
49-1 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea East-West Power Co., Ltd.
Issue date		Mar. 07, 2025
Maturity		2027.03.05
Interest rate (%)		2.86%	2.86%	2.86%
Amounts issued for the subsequent period		₩ 170,000
49-2 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea East-West Power Co., Ltd.
Issue date		Mar. 07, 2025
Maturity		2028.03.07
Interest rate (%)		2.89%	2.89%	2.89%
Amounts issued for the subsequent period		₩ 60,000
49-3 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea East-West Power Co., Ltd.
Issue date		Mar. 07, 2025
Maturity		2030.03.07
Interest rate (%)		2.99%	2.99%	2.99%
Amounts issued for the subsequent period		₩ 40,000
65 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea South-East Power Co., Ltd.
Issue date		Mar. 31, 2025
Maturity		2027.03.31
Interest rate (%)		2.90%	2.90%	2.90%
Amounts issued for the subsequent period		₩ 150,000
66-1 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Western Power Co., Ltd.
Issue date		Apr. 15, 2025
Maturity		2027.04.15
Interest rate (%)		2.65%	2.65%	2.65%
Amounts issued for the subsequent period		₩ 110,000
66-2 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Western Power Co., Ltd.
Issue date		Apr. 15, 2025
Maturity		2028.04.14
Interest rate (%)		2.76%	2.76%	2.76%
Amounts issued for the subsequent period		₩ 70,000
66-3 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Western Power Co., Ltd.
Issue date		Apr. 15, 2025
Maturity		2030.04.15
Interest rate (%)		2.84%	2.84%	2.84%
Amounts issued for the subsequent period		₩ 30,000
50-1 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea East-West Power Co., Ltd.
Issue date		Mar. 21, 2025
Maturity		2027.03.19
Interest rate (%)		2.87%	2.87%	2.87%
Amounts issued for the subsequent period		₩ 170,000
50-2 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea East-West Power Co., Ltd.
Issue date		Mar. 21, 2025
Maturity		2028.03.21
Interest rate (%)		2.92%	2.92%	2.92%
Amounts issued for the subsequent period		₩ 50,000
50-3 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea East-West Power Co., Ltd.
Issue date		Mar. 21, 2025
Maturity		2030.03.21
Interest rate (%)		2.99%	2.99%	2.99%
Amounts issued for the subsequent period		₩ 10,000
51-3 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Issue date		Apr. 17, 2025
Maturity		2030.04.17
Interest rate (%)		2.79%	2.79%	2.79%
Amounts issued for the subsequent period		₩ 70,000

[1]	The maturity of mid- to long-term CPs corresponds to contract period of commercial paper repurchase agreements.